Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Debt [Abstract]
Schedule of Convertible Notes

The Company’s convertible notes are separated into seven groups — A, B, C, D, E, F and BlinkBio — per the table below:

Group	Rate	Maturity	Collateral	Conversion Rate	December 31, 2024 Carrying Amount	December 31, 2023 Carrying Amount
A	10%	10/31/2024	None	80% – 87.5%	$—	$1,151,032
B	6%	10/31/2024	None	80%	$—	$5,154,000
C	6%	10/31/2024	None	80%	$—	$3,873,417
D	6%	10/31/2024	None	50%	$—	$1,950,160
E	6%	10/31/2024	None	50%	$—	$1,100,000
F	6%	10/31/2024	None	50%	$—	$1,381,732
Blink Bio	10%	3/15/2022	None	100%	$—	$—

Schedule of Convertible Debt Balance

The convertible debt balance on December 31, 2024 and December 31, 2023 is summarized as follows:

Debt A	As of December 31, 2024	As of December 31, 2023
Principal amount outstanding	$—	$1,154,000
Less: discounts (issuance, redemptions)	—	(185,224)
Amortization of discounts	—	182,256
Carrying value	—	1,151,032
Less Related Party Portion	—	(100,000)
Convertible Notes – A	$—	$1,051,032

The convertible debt balance at December 31, 2024 and December 31, 2023 is summarized as follows:

Debt B	As of December 31, 2024	As of December 31, 2023
Principal amount outstanding	$—	$5,154,000
Less: discounts (issuance, redemptions, warrants)	—	(1,818,939)
Amortization of discounts	—	1,818,939
Carrying value	$—	$5,154,000

The convertible debt balance on December 31, 2024 and December 31, 2023 is summarized as follows:

Debt C	As of December 31, 2024	As of December 31, 2023
Principal amount outstanding	$—	$3,945,020
Less: discounts (issuance, redemptions, warrants)	—	(1,063,223)
Amortization of discounts	—	991,620
Carrying value	$—	$3,873,417

The convertible debt balance at December 31, 2024 and December 31, 2023 is summarized as follows:

Debt D	As of December 31, 2024	As of December 31, 2023
Principal amount outstanding	$—	$2,000,000
Less: discounts (issuance, redemptions, warrants)	—	(1,864,654)
Amortization of discounts	—	1,814,814
Carrying value	$—	$1,950,160

The convertible debt balance at December 31, 2024 and December 31,2023 is summarized as follows:

Debt E	As of December 31, 2024	As of December 31, 2023
Principal amount outstanding	$—	$1,100,000
Less: discounts (issuance, redemptions, warrants)	—	(550,000)
Amortization of discounts	—	550,000
Carrying value	—	1,100,000
Less related party portion	—	(50,000)
Convertible Notes – E	$—	$1,050,000

The convertible debt balance at December 31, 2024 and December 31,2023 is summarized as follows:

Debt F	As of December 31, 2024	As of December 31, 2023
Principal amount outstanding	$—	$1,932,500
Less: discounts (issuance, redemptions, warrants)	—	(966,250)
Amortization of discounts	—	415,482
Carrying value	$—	$1,381,732

Schedule of Redemption Liability Remeasured

The redemption liability is re-measured at each period end and is summarized as follows:

	As of December 31, 2024	As of December 31, 2023
New Embedded Redemption Value – Group A	—	144,250
New Embedded Redemption Value – Group B	—	1,130,800
New Embedded Redemption Value – Group C	—	789,004
New Embedded Redemption Value – Group D	—	1,000,000
New Embedded Redemption Value – Group E	—	550,000
New Embedded Redemption Value – Group F	—	966,250
Ending Balance	—	$4,580,304

Schedule of Debt Issuance Liability	The debt issuance liability is re-measured at each period end and is summarized in the table below.
	As of December 31, 2024	As of December 31, 2023
Debt Issuance
Group A	$—	$—
Group B	—	—
Group C	—	9,133
Group D	—	—
Group E	—	—
Group F	—	—
Total Net Debt Issuance	$—	$9,133

Schedule of Company’s Make-Whole Share Liability

The Company’s make-whole share liability is summarized in the table below as of September 30, 2024.

Name	Position	# Shares	Value	Date Earned
Alan Musso	Former CFO	3,125	$12,500	March 1, 2023
Christopher Acevedo	Current CFO	9,375	37,500	Upon IPO
Joacim Borg	Director	20,000	80,000	July 1, 2022
		32,500	$130,000